INTANGIBLE ASSETS - Schedule of Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total favorable lease terms charter-out
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	$ 248,528	$ 248,528	$ 227,335
Accumulated Amortization	(110,480)	(88,049)	(50,754)
Net Book Value	138,048	160,479	176,581
Additions
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	0	21,193
Accumulated Amortization	(19,226)	(37,295)
Net Book Value	(19,226)	(16,102)
Write Off Of Intangible Asset [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	0
Accumulated Amortization	(3,205)
Net Book Value	$ (3,205)